Interest and Finance Costs	6 Months Ended
Jun. 30, 2026
Interest and Finance Costs
Interest and Finance Costs

11. Interest and Finance Costs:

The amounts in the unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended
	June 30,
	2026	2025
Interest expense (Note 5)	$8,072	$10,366
Amortization of deferred financing fees	236	267
Series B Preferred Units Interest (Note 9)	—	529
Total	$8,308	$11,162

Following reclassification to liability status on May 27, 2025 (Note 9), distributions accrued on the Series B Preferred Units are no longer presented as dividends but are recognized as interest expense in accordance with ASC 835-30.

For the period May 27, 2025 through June 30, 2025, the Partnership recognized $529.0 of interest expense related to the Series B Preferred Units, which is presented, as of June 30, 2025, in Interest and Finance Costs in the accompanying unaudited interim condensed consolidated statements of comprehensive income as presented in the table above.